CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	191	253	886	2,040
Noncash lease expense	150	153	649	815
Pay-to-Play financing charge				35,832
Debt financing charge on convertible notes			464	3,145
Stock-based compensation	11,040	337	3,847	2,483
Credit loss expense		421	570	421
Deferred income taxes	(10)	(23)	(1,124)	(107)
Loss on purchase commitments			0	1,165
Non-cash loss on lease termination				(18)
Changes in operating assets and liabilities:
Accounts receivable, net	(953)	(2,138)	(614)	362
Accounts receivable - related party		(30)	467	639
Inventories	178	(1,767)	(2,039)	(2,186)
Prepaid expenses and other current assets	8,504	33	(21,630)	167
Other assets	8	170	15	64
Accounts payable and accrued liabilities	3,583	5,286	10,988	9,500
Operating lease liabilities	(152)	(140)	(616)	(854)
Income taxes payable	(95)	100	2,108	(590)
Accrued loss on purchase commitments	(2)	(1,581)	(2,985)	(3,022)
Accrued compensation	150	322	(325)	34
Other liabilities	(234)	(182)	1,279	(733)
Advances from related party	(114)
Change in fair value of earnout share liabilities	(116,518)
Change in fair value of convertible notes	165,703	4,651	10,022	9,532
Change in fair value of warrant liabilities	60,345	3,515	5,701	945
Other	43
Net cash used in operating activities	(15,944)	(7,363)	(53,532)	(27,955)
Cash flows from investing activities:
Purchases of property and equipment	(661)	(177)	(902)	(220)
Net cash used in investing activities	(661)	(177)	(902)	(220)
Cash flows from financing activities:
Payment of deferred offering costs	(4,531)	(128)	(4,357)
Proceeds from convertible notes		11,500	110,718	12,300
Proceeds from short term demand notes				4,925
Repayment of short term demand notes			(4,750)	(176)
Proceeds from exercise of stock options			98	1
Merger and PIPE financing, net of transaction costs	15,874
Net cash provided by financing activities	11,343	11,372	101,709	26,475
Net change in cash, cash equivalents and restricted cash	(5,262)	3,832	47,275	(1,700)
Cash and restricted cash – beginning of period	50,488	3,213	3,213	4,913
Cash and restricted cash - end of period	45,226	7,045	50,488	3,213
Components of cash, cash equivalents and restricted cash:
Cash - end of period	44,967	7,045	50,237	3,213
Restricted cash - end of period	259		251	0
Cash and restricted cash - end of period	45,226	7,045	50,488	3,213
Supplemental cash flow disclosures:
Cash paid during the year for interest			245	3
Cash paid for income taxes	129	60	223
Supplemental non-cash disclosures:
Property and equipment acquired in accounts payable & accrued expenses			510
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value				109,327
Operating lease asset obtained in exchange for new operating lease liabilities			0	1,673
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain				(108)
Conversion of convertible notes to common stock	314,334
Capitalized deferred offering costs included in accounting payable and accrued liabilities			6,764	1,491
Property and equipment acquired in accounts payable and accrued expenses and other current liabilities	497	123
Capitalized deferred offering costs included in accounts payable and accrued expenses and other current liabilities		154
Issuance of warrants with convertible notes		$ 909	$ 4,816	1,690
Net exercise of warrants for common stock	75,056
Issuance of warrants for professional services	167
Issuance of common stock for shareholder note receivable	$ 8,754
Pay-to-Play convertible notes and Common Rights Offering
Cash flows from financing activities:
Proceeds from convertible notes				$ 9,425